Sep-24-03 03:56pm From- T-081 P.003/005 F-344

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03043232

Cert NYS

1 - 4117

NYSE

RECD S.E.C.
SEP 2 4 2003
031

September 24, 2003

PROCESSED
JAN 08 2004
THOMSON FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Interstate Power and Light Company, 7.10% Series C Cumulative Preferred Stock, $.01 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 24, 2003. Tentative listing date – September 26, 2003.

Sincerely,

Pataf Madho